Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,457,735	₩ 1,505,242	₩ 768,922	₩ 834,429
Short-term loans	62,830	58,979
Financial instruments	618,002	469,705
Accounts receivable - other	1,260,835	1,121,444
Short-term investment securities	144,386	107,364
Accrued income	3,979	2,780
Long-term investment securities	887,007	828,521
Other current assets	3,927	3,937
Accounts receivable - trade	2,138,755	2,261,311
Long-term loans	50,874	65,476
Long-term accounts receivable - other	287,048	149,669
Guarantee deposits	292,590	298,964
Loans and other receivables	1,962,083	1,701,249
Derivative financial assets	253,213	214,770
Financial assets	7,461,181	7,088,162
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Short-term investment securities	97,003
Derivative financial assets	231,311	7,368
Financial assets	328,314	7,368
Available- for-sale financial assets [Member]
Disclosure of financial assets [line items]
Short-term investment securities	47,383	107,364
Long-term investment securities	887,007	828,521
Financial assets	934,390	935,885
Loans and receivables [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,457,735	1,505,242
Financial instruments	618,002	469,705
Accounts receivable - trade	2,138,755	2,261,311
Loans and other receivables	1,962,083	1,701,249
Financial assets	6,176,575	5,937,507
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	21,902	207,402
Financial assets	₩ 21,902	₩ 207,402